Principal Funds, Inc.
Supplement dated December 17, 2018
to the Statutory Prospectus dated June 15, 2018
(as supplemented on June 25, 2018, July 13, 2018, September 17, 2018, September 28, 2018, October 9, 2018, October 29, 2018, and November 30, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR BOND MARKET INDEX FUND

Effective on or about January 2, 2019, in the Management section, under Sub-Advisors, delete Mellon Corporation and replace with Mellon Investments Corporation.

SUMMARY FOR DIVERSIFIED REAL ASSET FUND

In the Management section, under Sub-Advisors, delete Macquarie Capital Investment Management LLC and replace with the following:
Delaware Investments Fund Advisers
Effective on or about January 2, 2019, in the Management section, under Sub-Advisors, delete Mellon Corporation and replace with Mellon Investments Corporation.
Delete the Payments to Broker-Dealers and Other Financial Intermediaries section and replace with the following:
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY FOR GLOBAL MULTI-STRATEGY FUND

Effective on or about December 31, 2018, in the Management section, under Sub-Advisors, delete Ascend Capital, LLC.
Delete the Payments to Broker-Dealers and Other Financial Intermediaries section and replace with the following:
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARIES FOR THE FUNDS LISTED BELOW

Blue Chip
EDGE MidCap
International Equity Index
International Small Company
Multi-Manager Equity Long/Short
Origin Emerging Markets
Preferred Securities
Real Estate Debt Income
Small-MidCap Dividend Income
SystematEx International
SystematEx Large Value
Delete the Payments to Broker-Dealers and Other Financial Intermediaries section and replace with the following:
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MANAGEMENT OF THE FUNDS

In The Sub-Advisors section, delete references to Analytic Investors, LLC.
Effective on or about December 31, 2018, in The Sub-Advisors section, delete references to Ascend Capital, LLC.
In The Sub-Advisors section, delete references to Macquarie Capital Investment Management LLC and replace with the following:

Sub-Advisor:
Delaware Investments Fund Advisors (“DIFA”), 2005 Market Street, Philadelphia, PA 19103, is a series of a registered investment advisor that is dedicated to the management of equity and fixed income securities accounts.

Fund:	a portion of Diversified Real Asset (infrastructure strategy)
Effective on or about January 2, 2019, in The Sub-Advisors section, delete all references to Mellon Corporation and replace with Mellon Investments Corporation.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Delete the Additional Payments to Intermediaries section and replace with the following:
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.

Classes A, C, and J Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
The Distributor and its affiliates pay a bonus or other consideration or incentive to certain intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
In addition to payments pursuant to applicable 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. For Classes R-1, R-2, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus as Other Expenses. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also receives compensation paid by PGI from its own resources.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the Statement of Additional Information (SAI).
Institutional Class and Classes A, C, J, R-1, R-2, R-3, R-4, R-5, and R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

APPENDIX B - ADDITIONAL FUND-SPECIFIC INFORMATION

Delete the information under Diversified Real Asset Fund and replace with the following:
Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, 2005 Market Street, Philadelphia, Pennsylvania, 19103, serves as sub-adviser for a portion of the assets of Diversified Real Asset Fund. DIFA is a subsidiary of Macquarie Management Holdings, Inc. ("MMHI"). Macquarie Investment Management is the marketing name for MMHI and its subsidiaries, including DIFA. MMHI is a wholly owned subsidiary of Macquarie Group Ltd. ("MGL"). MGL, a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services operates in more than 70 locations in more than 28 countries. Neither DIFA nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ("MBL"). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. Investments in the Fund are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the fund or any particular rate of return.

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